John Hancock
Small Cap Value Fund
Quarterly portfolio holdings 11/30/2023

Fund’s investments
As of 11-30-23 (unaudited)
	Shares	Value
Common stocks 99.1%		$518,445,974
(Cost $476,221,790)
Communication services 1.4%		7,226,927
Interactive media and services 1.4%
Shutterstock, Inc.	164,585	7,226,927
Consumer discretionary 12.6%		65,743,026
Automobile components 2.6%
The Goodyear Tire & Rubber Company (A)	514,207	7,142,335
Visteon Corp. (A)	55,790	6,620,599
Hotels, restaurants and leisure 1.4%
Wyndham Hotels & Resorts, Inc.	95,752	7,405,460
Household durables 4.0%
Century Communities, Inc.	85,016	6,133,054
Sonos, Inc. (A)	533,798	8,060,350
Tri Pointe Homes, Inc. (A)	225,211	6,571,657
Specialty retail 1.7%
Boot Barn Holdings, Inc. (A)	34,042	2,494,598
Monro, Inc.	209,229	6,050,903
Textiles, apparel and luxury goods 2.9%
Kontoor Brands, Inc. (B)	177,674	9,766,740
Oxford Industries, Inc.	60,791	5,497,330
Consumer staples 2.4%		12,757,779
Food products 1.1%
Post Holdings, Inc. (A)	69,413	5,929,953
Household products 1.3%
Spectrum Brands Holdings, Inc.	98,483	6,827,826
Energy 5.6%		29,342,055
Oil, gas and consumable fuels 5.6%
Chord Energy Corp.	64,737	10,496,457
Gulfport Energy Corp. (A)	76,260	10,450,670
Sitio Royalties Corp., Class A (B)	381,068	8,394,928
Financials 26.2%		137,082,771
Banks 16.3%
1st Source Corp.	151,410	7,317,645
Berkshire Hills Bancorp, Inc.	313,672	6,565,155
Cadence Bank	335,513	8,404,601
Eastern Bankshares, Inc.	339,098	4,055,612
Enterprise Financial Services Corp.	171,985	6,743,532
First Busey Corp.	324,530	7,042,301
First Interstate BancSystem, Inc., Class A	220,858	5,718,014
Hancock Whitney Corp.	201,905	8,328,581
International Bancshares Corp.	121,224	5,439,321
National Bank Holdings Corp., Class A	262,822	8,675,754
Seacoast Banking Corp. of Florida	407,958	9,480,944
Synovus Financial Corp.	244,726	7,535,114
Capital markets 1.2%
Houlihan Lokey, Inc.	59,126	6,369,053
Consumer finance 1.5%
Bread Financial Holdings, Inc.	270,485	7,600,629
2	JOHN HANCOCK SMALL CAP VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Financial services 1.1%
NMI Holdings, Inc., Class A (A)	205,022	$5,638,105
Insurance 6.1%
Assured Guaranty, Ltd.	93,894	6,376,342
Kemper Corp.	196,088	8,672,972
ProAssurance Corp.	405,693	5,018,422
SiriusPoint, Ltd. (A)	549,085	5,864,228
White Mountains Insurance Group, Ltd.	4,071	6,236,446
Health care 4.1%		21,696,863
Health care equipment and supplies 3.3%
Haemonetics Corp. (A)	49,504	4,003,388
ICU Medical, Inc. (A)	56,305	4,941,327
Integra LifeSciences Holdings Corp. (A)	221,207	8,669,102
Health care technology 0.8%
Veradigm, Inc. (A)	355,666	4,083,046
Industrials 18.0%		94,003,458
Aerospace and defense 0.4%
Leonardo DRS, Inc. (A)	120,215	2,215,562
Building products 2.4%
American Woodmark Corp. (A)	112,828	8,168,747
Janus International Group, Inc. (A)	401,145	4,232,080
Commercial services and supplies 5.7%
ACCO Brands Corp.	1,035,444	5,570,689
Brady Corp., Class A	144,617	8,137,599
BrightView Holdings, Inc. (A)	473,804	3,619,863
UniFirst Corp.	20,879	3,603,715
Vestis Corp. (A)	481,386	8,814,178
Electrical equipment 1.1%
Thermon Group Holdings, Inc. (A)	202,856	6,116,108
Ground transportation 1.2%
Ryder System, Inc.	58,529	6,270,797
Machinery 1.6%
Luxfer Holdings PLC	306,283	2,526,835
The Middleby Corp. (A)	45,420	5,733,367
Professional services 4.0%
Huron Consulting Group, Inc. (A)	54,039	5,629,243
Sterling Check Corp. (A)	599,532	7,590,075
WNS Holdings, Ltd., ADR (A)	126,934	7,550,034
Trading companies and distributors 1.6%
Air Lease Corp.	212,028	8,224,566
Information technology 8.4%		43,798,854
Electronic equipment, instruments and components 3.9%
Belden, Inc.	96,377	6,403,288
CTS Corp.	156,637	6,069,684
ePlus, Inc. (A)	120,642	7,658,354
IT services 1.3%
Perficient, Inc. (A)	108,018	6,684,154
Software 3.2%
ACI Worldwide, Inc. (A)	331,828	8,873,081
Progress Software Corp.	150,581	8,110,293
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	3

	Shares	Value
Materials 8.6%		$45,052,911
Chemicals 6.5%
Axalta Coating Systems, Ltd. (A)	260,172	8,187,613
Element Solutions, Inc.	561,689	11,773,001
HB Fuller Company	97,006	7,341,414
Mativ Holdings, Inc.	579,405	6,779,039
Containers and packaging 2.1%
TriMas Corp.	428,086	10,971,844
Real estate 9.7%		50,864,721
Diversified REITs 0.9%
Alexander & Baldwin, Inc.	275,211	4,609,784
Hotel and resort REITs 1.4%
Pebblebrook Hotel Trust	558,487	7,120,709
Industrial REITs 0.8%
LXP Industrial Trust	468,489	4,113,333
Real estate management and development 1.2%
Colliers International Group, Inc. (B)	62,872	6,543,089
Residential REITs 2.2%
Centerspace	101,523	5,415,237
Independence Realty Trust, Inc.	439,391	5,984,505
Retail REITs 1.9%
NETSTREIT Corp.	319,469	4,913,433
Phillips Edison & Company, Inc.	143,291	5,049,575
Specialized REITs 1.3%
PotlatchDeltic Corp.	155,215	7,115,056
Utilities 2.1%		10,876,609
Electric utilities 1.2%
Portland General Electric Company	146,907	6,032,001
Gas utilities 0.9%
ONE Gas, Inc.	84,064	4,844,608

	Yield (%)	Shares	Value
Short-term investments 1.8%			$9,795,468
(Cost $9,793,343)
Short-term funds 1.0%			5,295,468
John Hancock Collateral Trust (C)	5.4088(D)	529,542	5,295,468

	Par value^	Value
Repurchase agreement 0.8%		4,500,000
Deutsche Bank Tri-Party Repurchase Agreement dated 11-30-23 at 5.300% to be repurchased at $4,500,663 on 12-1-23, collateralized by $4,531,100 U.S. Treasury Notes, 5.000% due 9-30-25 (valued at $4,590,101)	4,500,000	4,500,000

Total investments (Cost $486,015,133) 100.9%	$528,241,442
Other assets and liabilities, net (0.9%)	(4,945,885)
Total net assets 100.0%	$523,295,557

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
4	JOHN HANCOCK SMALL CAP VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(B)	All or a portion of this security is on loan as of 11-30-23. The value of securities on loan amounted to $5,187,863.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 11-30-23.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2023, by major security category or type:
	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$518,445,974	$518,445,974	—	—
Short-term investments	9,795,468	5,295,468	$4,500,000	—
Total investments in securities	$528,241,442	$523,741,442	$4,500,000	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	529,542	$10,675,209	$18,896,744	$(24,278,506)	$2,037	$(16)	$4,519	—	$5,295,468
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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